ASSET RETIREMENT OBLIGATIONS (ARO) (Tables)	12 Months Ended
Dec. 31, 2024
Asset Retirement Obligations
SCHEDULE OF ASSET RETIREMENT OBLIGATIONS
	December 31,	December 31,
	2024	2023

Balance at January 1	$1,966	$1,425
Additional obligations recognized	196	515
Change in discount rates	(84)	(54)
Accretion	90	80
Balance at December 31	$2,168	$1,966